OTHER ASSETS AND LIABILITIES - Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Long-term deferred revenue (see Note 3)	$ 13	$ 10
Other liabilities	16	10
Total other non-current liabilities	29	20
Other current liabilities
Taxes payable (non-income tax)	124	135
Short-term deferred revenue (see Note 3)	109	121
Customer advances (see Note 3)	35	38
Other payments to authorities	66	60
Due to employees	84	82
Other liabilities	39	39
Total other current liabilities	$ 457	$ 475